Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Expenses Recognized in Financial Statements
The expenses recognized in the financial statements for services received from directors and employees is shown in the following table:

	Year ended December 31
	2022	2021	2020
	€ thousand
Expenses arising from share-based payment transactions	127	63	50

Schedule of Black-Scholes Options Pricing Model

The fair value of the options is estimated using a Black-Scholes options pricing model with the following weighted average assumptions:

	Year ended December 31
	2022	2021	2020
Dividend yield	0%	0%	0%
Expected volatility	0.405	0.433	0.427
Risk-free interest	2.9%	0.48%	0.11%
Expected life (in years)	2-3	2-3	2-3

Schedule of Weighted Average Fair Values and Exercise Price
	Equal market price
	2022	2021
	US$
Weighted average exercise prices	27.22	29.27

Weighted average fair value on grant date	7.27	9.65

Schedule of Number and Weighted Average Exercise Prices of Share Options
	2022		2021		2020
		Weighted		Weighted		Weighted
		Average		average		Average
	Number of	Exercise	Number of	exercise	Number of	Exercise
	options	Price	options	price	options	Price
		US$		US$		US$
Outstanding at
beginning of year	48,684	26.16	31,135	12.94	34,886	9.83
Granted during
the year	4,000	27.22	37,000	29.27	4,249	28.91
Exercised during
the year	(3,290)	11.19	(18,451)	10.06	(8,000)	7.87
Expired during
the year	(-)	-	(1,000)	26.63	-	-

Outstanding at
end of year	49,394	26.98	48,684	26.16	31,135	12.94
Exercisable at
end of year	23,394	25.25	6,749	20.05	17,018	6.3